Revenue - Summary of Movement in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contract assets [line items]
Opening Balance	$ 50,002	$ 34,889
Additions during the year	33,026	33,943
Amortization/recognition during the year	(12,806)	(17,278)
Impairment loss recognized during the year	(260)	(46)
Translation adjustments	(2,720)	(1,506)
Closing Balance	67,242	50,002
Sales Commission [member]
Disclosure of contract assets [line items]
Opening Balance	10,845	8,112
Additions during the year	5,488	5,209
Amortization/recognition during the year	(2,317)	(2,190)
Impairment loss recognized during the year	(260)	(46)
Translation adjustments	(341)	(240)
Closing Balance	13,415	10,845
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	27,361	17,656
Additions during the year	20,528	17,923
Amortization/recognition during the year	(4,332)	(7,352)
Impairment loss recognized during the year	0	0
Translation adjustments	(1,652)	(866)
Closing Balance	41,905	27,361
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	11,796	9,121
Additions during the year	7,010	10,811
Amortization/recognition during the year	(6,157)	(7,736)
Impairment loss recognized during the year	0	0
Translation adjustments	(727)	(400)
Closing Balance	$ 11,922	$ 11,796